Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Net income	$ 311,064	$ 141,906
Items that will remain permanently in other comprehensive income (loss):
Changes in fair value of investments in equity securities, net of $nil tax	531	123
Items that are or may subsequently be reclassified to profit or loss:
Currency translation adjustment, net of tax	3,155	(475)
Reclassification of translation adjustments on disposal of subsidiaries, net of $nil tax	1,701
Total other comprehensive income (loss)	5,387	(352)
Comprehensive income	$ 316,451	$ 141,554